Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Convertible Notes Payable [Abstract]
CONVERTIBLE NOTES PAYABLE

NOTE 5 - CONVERTIBLE NOTES PAYABLE

The Company had the following notes payable outstanding as of September 30, 2014 and December 31, 2013:

	September 30, 2014	December 31, 2013

Note C-1 Dated – March 18, 2008	-	250,000

Note C-2 Dated – August 15, 2008	62,821	250,000

Note C-3 Dated – March 18, 2014	11,500	-

Note C-4 Dated – November 8, 2013 (Note $28,000 less Discount $16,554)	11,446	6,843

Note C-5
Dated – June 18, 2014 (Note $9,500 less Discount $7,125)	2,375	-

Note C-6
Dated – May 23, 2014 (Note $42,500 less Discount $38,452)	4,048	-

Note C-7
Dated – June 24, 2014 (Note $32,500 less Discount $16,286)	16,214	-

Note C-11
Dated – July 30, 2014 (Note $200,000 less Discount $9,796)	190,204	-

Note C-12
Dated – August 12, 2014 (Note $32,500 less Discount $9,070)	23,430	-

Note C-13
Dated – August 29, 2014 (Note $32,500 less Discount $15,646)	16,854	-

Note C-14
Dated – July 1, 2014	35,000	-

Note C-15
Dated – July 11, 2014 (Note $35,000 less Discount $35,000)	-	-

Note C-16
Dated – July 9, 2014 (Note $70,000 less Discount $67,293)	2,707	-

Note C-17
Dated – July 1, 2014 (Note $13,750 less Discount $0)	13,750	-

Note C-18
Dated – July 14, 2014 (Note $50,000 less Discount $50,000)	-	-

Note C-19
Dated – September 12, 2014 (Note $75,000 less Discount $26,437)	48,563	-

Note C-20
Dated – July 7, 2014	10,000	-

Total convertible notes payable	$448,912	$506,843
Less: current portion of convertible notes payable	437,466	500,000
Long-term convertible notes payable	$11,446	$6,843

Note C-1: On March 18, 2008, the Company entered into a convertible promissory note agreement for $250,000.  Pursuant to the agreement, the note bears interest at 8% per annum.  The principal balance and all accrued interest was due and payable on March 18, 2011 (the “Maturity Date”) provided that the note holder has given written notice to the Company on or after September 18, 2010, but prior to the Maturity Date, demanding full payment of this note as of the Maturity Date (the “Payoff Notice”).  The principal amount and accrued interest shall be converted into common stock of the Company upon the first to occur of the following events and the Company shall provide a written notice to the note holder of the occurrence of any such conversion event (“Conversion Notice”): (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing  (the “Next Financing Closing”) which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (“Change of Control”): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than sixty-five percent (65%) of the voting rights of the Company.

If conversion occurs at the Next Financing Closing, then the note is convertible into the same type, series, and class of securities issued under the Next Financing Closing.  The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before September 18, 2008, 90% if the Next Financing Closing occurs after September 18, 2008 but on or before September 18, 2009, 85% if the Next Financing Closing occurs after September 18, 2009 but on or before March 18, 2010, or 80% if the Next Financing Closing occurs after March 18, 2010.

If the conversion occurs at the Maturity Date or upon a Change of Control, then the conversion price shall be equal to $1,872 per share.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of the Maturity Date, the Company has not received new capital investment of a minimum of $500,000 or a Payoff Notice from the note holder.  Pursuant to the terms of the agreement, the principal amount and accrued interest was then convertible into common stock of the Company.  The Company determined that there was no beneficial conversion feature as the fair value of common stock of the Company is below the conversion price of $1,872. At September 30, 2014, the promissory note has been repaid or converted.

Note C-2: On August 15, 2008, the Company entered into a secured convertible promissory note agreement for $250,000.  The convertible promissory note, which was due on September 1, 2010, bears interest at the rate of 9% per annum.  In the event the note is not repaid or converted on or prior to September 1, 2010 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 15% per annum.  Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s next issued series of preferred stock for not less than $1,500,000 at the per share price.  Interest will either be paid or converted at the option of the holder; or (ii) in the event that the conversion in (i) does not occur by August 30, 2010, then the holder will have the option of converting the note into the requisite number of units of the Company’s preferred stock.  The conversion price will be determined by the Company immediately prior to the time of conversion.

 The conversion price will be determined through (i) or (ii) below at the option of the Company:

i).  The per share value of each share of preferred stock will equal to the result of the following formula: (1) six times the average earnings before interest, taxes, depreciation and amortization (“EBITDA”) of the Company for the 2008 and 2009 fiscal years, divided by the product of (1) by the number of preferred stock issued and outstanding.

ii). The fair market value of each share of preferred stock as of August 30, 2010.  The fair market value of the preferred stock shall be determined by a qualified appraiser jointly selected by the Company and the note holder.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of August 30, 2010, the Company had not completed a financing of a minimum of $1,500,000 and the note holder did not contact the Company to determine the fair market value of the preferred stock or demand payment.  On January 1, 2014, the Company converted $50,000 of the principal balance for 1,700,000 shares of common stock of the Company. On June 2, 2014, the Company converted $14,962 of the principal balance for 2,992,440 shares of common stock of the Company. For the quarter September 30, 2014, the Company converted $122,218 of the principal balance for 367,046,966 shares of common stock of the Company.

On May 23, 2014, the Company entered into an Assignment and Assumption Agreement where as a third-party has assumed the obligation of this convertible note. The Agreement required that the third-party pay the principal and interest of the outstanding debt over 5 tranches. These payments are discounted as agreed by all parties and the total payment to be paid on the note is $200,000. The full principal balance has been converted or repaid. The remaining balance relates to interest accrued on the balance.

Note C-3: On March 18, 2014 the Company entered into a convertible promissory note agreement for $70,000. Pursuant to the agreement, the note bears no interest. The principle balance was due and payable on June 18, 2014. During the three months ended June 30, 2014, an additional $11,500 was loaned to the Company. The principal amount shall be converted into shares of common stock of the Company at a fixed conversion price of $0.0001 at the option of the Holder, in whole at any time and from time to time. The Holder shall effect conversions by delivering the company the form of Notice of Conversion. In the event the note is not repaid or converted on or prior to June 18, 2014 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 22% per annum.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment. During the three month period ended September 30, 2014, $70,000 of the principal balance was repaid with a remaining balance of $11,500. The balance of the note has not been converted or been repaid.

Note C-4: On November 8, 2013, the Company entered into a convertible promissory note with a face value of $37,375 (the “Principal Amount”), which includes $30,000 advanced by the Holder, $2,500 in expenses incurred by the Holder and original issue discount of $4,875. The Principal Amount outstanding shall be due and payable on the date that is 18 months from the Issuance Date. In addition, pursuant to the convertible promissory note the Company issued 59,325 common stock purchase warrants. Each warrant is exercisable into one common share at a price of $126 per share for a period of five years. During the three month period ended September 30, 2014 the Company issued 36,291,360 common shares for the exercise of the 59,325 of cashless warrants.

At any time after the Issuance Date, this Note shall be convertible (in whole or in part), at the option of the Holder (the “Conversion Option”), into such number of fully paid and non-assessable shares of Common Stock (the “Conversion Rate”) as is determined by dividing that portion of the outstanding principal balance under this Note as of such date that the Holder elects to convert by the Conversion Price.  The term “Conversion Price” shall mean a 40% discount of the lowest reported sale price of the common stock for the 20 trading days immediately prior to (i) the date of the Purchase Agreement, or (ii) the Voluntary Conversion Date. On June 20, 2014, the Company converted $9,375 principal balance of this note for 1,250,000 common stock of the Company. The remaining balance of the note at September 30, 2014 is $28,000.

Note C-5: On June 18, 2014, the Company entered into a convertible promissory note with a face value of $9,500 (the “Principal Amount”). The Principal Amount outstanding shall be due and payable on the date that is 12 months from the Issuance Date. In addition, pursuant to the convertible promissory note the holder has the right to convert the Note at a price of $0.0001 per share. At September 30, 2014, the promissory note has not been repaid or converted.

Note C-6: On May 23, 2014, the Company entered into a convertible promissory note agreement for $42,500.  The convertible promissory note, which is due on February 28, 2015, bears interest at the rate of 8% per annum.  In the event the note is not repaid or converted on or prior to February 28, 2015 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 22% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted.

Note C-7: On June 24, 2014, the Company entered into a convertible promissory note agreement for $32,500.  The convertible promissory note, which is due on March 24, 2015, bears interest at the rate of 8% per annum.  In the event the note is not repaid or converted on or prior to February 28, 2015 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 22% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted.

Note C-11: On July 30, 2014, the Company entered into a revolving line of credit for $200,000.  The revolving line of credit, which renews annually, bears interest at the rate of 12% per annum. Of the $200,000 principal, $39,252 was received in cash, $70,000 was received to pay down Note C-3, $41,848 was held in escrow with the note holder, and $48,900 was required in legal fees. The maximum draw amount for the revolving line of credit is $5,000,000.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 85% multiplied by the Market Price. The Market Price means the average of the lowest Five Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted.

Note C-12: On August 12, 2014, the Company entered into a convertible promissory note agreement for $32,500.  The convertible promissory note, which is due on October 12, 2014, bears interest at the rate of 8% per annum.  In the event the note is not repaid or converted on or prior to October 12, 2014 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 22% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-13: On August 29, 2014, the Company entered into a convertible promissory note agreement for $32,500.  The convertible promissory note, which was due on October 29, 2014, bears interest at the rate of 8% per annum.  In the event the note is not repaid or converted on or prior to October 12, 2014 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 22% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 55% multiplied by the Market Price which represents a 45% discount. The Market Price means the average of the lowest three Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-14: On July 1, 2014, the Company entered into a convertible promissory note agreement for $35,000.  The convertible promissory note, which is due on July 1, 2015, bears interest at the rate of 8% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-15: On July 11, 2014, the Company entered into a convertible promissory note agreement for $35,000.  The convertible promissory note, which is due on July 11, 2015, bears interest at the rate of 8% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-16: On July 9, 2014, the Company entered into a convertible promissory note agreement for $70,000.  The convertible promissory note, which is due on July 9, 2015, bears interest at the rate of 8% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-17: On July 1, 2014, the Company entered into a convertible promissory note agreement for $13,750.  The convertible promissory note, which is due on July 1, 2015, bears interest at the rate of 10% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-18: On July 14, 2014, the Company entered into a convertible promissory note agreement for $50,000.  The convertible promissory note, which is due on July 14, 2015, bears interest at the rate of 8% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 52% multiplied by the Market Price. The Market Price means the average of the lowest fifteen Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-19: On September 12, 2014, the Company entered into a convertible promissory note agreement for $75,000.  The convertible promissory note, which is due on September 12, 2015, bears interest at the rate of 6% per annum.  In the event the note is not repaid or converted on or prior to September 12, 2014 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 16% per annum.

Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s common stock at a conversion price of 65% multiplied by the Market Price which represents a 35% discount. The Market Price means the average of the lowest ten days Trading Prices for the Common stock during the (30) Trading Day period ending on the last complete Trading Day prior to Conversion Date.

This note is secured by 10,000,000 of common stock of the Company.

At September 30, 2014, the promissory note has not been repaid or converted

Note C-20: On July 7, 2014, the Company entered into a convertible promissory note agreement for $10,000. The note is non-interest bearing.  The convertible promissory note is due on December 31, 2014.

On October 3, 2014 this note was converted into 1,515,000 of common stock of the Company (Note 11).

Other Notes Paid or Converted

Note C-8: On March 11, 2014, the Company entered into a convertible promissory note agreement for $15,000.  The convertible promissory note, which was due on April 1, 2014, bore interest at the rate of 0% per annum.  On April 3, 2014 this note was converted into 150,000 common shares and has been fully satisfied.

Note C-9: On March 26, 2014, the Company entered into a convertible promissory note agreement for $5,000.  The convertible promissory note, which was due on June 26, 2014, bore interest at the rate of 0% per annum.   Pursuant to the agreement, the holder of the note had the right to convert upon written notice to the Company the principal then due under the note, the holder had the option of converting the note into the requisite number of units of the Company’s common stock.  The conversion price was determined by the Company immediately prior to the time of conversion.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment. On April 29, 2014 this note was converted into 10,000 common shares and has been fully satisfied.

Note C-10: On March 26, 2014, the Company entered into a convertible promissory note agreement for $2,000.  The convertible promissory note, which was due on June 26, 2014, bore interest at the rate of 0% per annum.   Pursuant to the agreement, the holder of the note had the right to convert upon written notice to the Company the principal then due under the note, the holder had the option of converting the note into the requisite number of units of the Company’s common stock.  The conversion price was determined by the Company immediately prior to the time of conversion.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment. On April 29, 2014 this note was converted into 16,667 common shares and has been fully satisfied.

During the nine months ended September 30, 2014, the Company recognized an aggregate of $35,761 (September 30, 2013-$45,715) in interest expense for the convertible notes.

NOTE 6 - CONVERTIBLE NOTES PAYABLE

The Company had the following convertible notes payable outstanding as of December 31, 2013 and 2012:

	December 31, 2013	December 31, 2012

Note C-1	$-	$20,000
Dated – February 4, 2008

Note C-1	-	20,000
Dated - February 4, 2008

Note C-1	-	27,000
Dated - February 4, 2008

Note C-1	-	21,000
Dated - February 4, 2008

Note C-2	-	20,000
Dated – February 15, 2008

Note C-3	250,000	250,000
Dated – March 18, 2008

Note C-4	250,000	250,000
Dated – August 15, 2008

Note C-5	-	20,000
Dated – August 31, 2011

Note C-6
Dated – November 8, 2013 (Note $37,375 less Discount $30,532)	6,843	-
Total notes payable	$506,843	$628,000

Less: current portion of long-term debt	500,000	608,000
Long-term debt	$6,843	$20,000

Notes C-1: On February 4, 2008, the Company entered into four convertible promissory note agreements for a total of $88,000. Pursuant to the agreements, the notes bear interest at 8% per annum. The principal balance and all accrued interest was due and payable on February 4, 2011 (the “Maturity Date”) provided that the note holder has given notice to the Company on or after August 4, 2008, but prior to the Maturity Date, demanding full payment of the note as of the Maturity Date. The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the “Next Financing Closing”) which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (“Change of Control”): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company. The Company shall provide a written notice to the note holder of the occurrence of any such conversion event (“Conversion Notice”).

If conversion occurs at the Next Financing Closing, then the note is convertible into the same type, series, and class of securities issued under the Next Financing Closing. The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 4, 2008, 90% if the Next Financing Closing occurs after August 4, 2008 but on or before August 4, 2009, 85% if the Next Financing Closing occurs after August 4, 2008 but on or before February 4, 2010, or 80% if the Next Financing Closing occurs after February 4, 2010.

If the conversion occurs at the Maturity Date or upon a Change of Control, then the conversion price shall be equal to $1,872 per share.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs. The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of the Maturity Date, the Company has not received new capital investment of a minimum of $500,000 or a Payoff Notice from the note holders. Pursuant to the terms of the agreement, the principal amounts and accrued interest were then convertible into common stock of the Company.

On July 13, 2013, the Company and the note holder agreed to convert the principal balance of $88,000 into 2,063 shares of common stock of the Company.

Note C-2: On February 15, 2008, the Company entered into a convertible promissory note agreement for $20,000. Pursuant to the agreement, the note bears interest at 8% per annum. The principal balance and all accrued interest was due and payable on February 15, 2011 (the “Maturity Date”) provided that the note holder has given notice to the Company on or after August 15, 2008, but prior to the Maturity Date, demanding full payment of the note as of the Maturity Date. The principal amount and accrued interest shall be converted into common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the “Next Financing Closing”) which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (“Change of Control”): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company. The Company shall provide a written notice to the note holder of the occurrence of any such conversion event (“Conversion Notice”).

If conversion occurs at the Next Financing Closing, then the note is convertible into the same type, series, and class of securities issued under the Next Financing Closing. The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before August 15, 2008, 90% if the Next Financing Closing occurs after August 15, 2008 but on or before August 15, 2009, 85% if the Next Financing Closing occurs after August 15, 2008 but on or before February 15, 2010, or 80% if the Next Financing Closing occurs after February 15, 2010.

If the conversion occurs at the Maturity Date or upon a Change of Control, then the conversion price shall be equal to $1,872 per share.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of the Maturity Date, the Company has not received new capital investment of a minimum of $500,000 or a Payoff Notice from the note holder.   Pursuant to the terms of the agreement, the principal amount and accrued interest was then convertible into shares of common stock of the Company.

On July 13, 2013, the Company and the note holder agreed to convert the principal balance of $20,000 into 468 shares of common stock of the Company.

Note C-3: On March 18, 2008, the Company entered into a convertible promissory note agreement for $250,000. Pursuant to the agreement, the note bears interest at 8% per annum. The principal balance and all accrued interest was due and payable on March 18, 2011 (the “Maturity Date”) provided that the note holder has given written notice to the Company on or after September 18, 2010, but prior to the Maturity Date, demanding full payment of this note as of the Maturity Date (the “Payoff Notice”). The principal amount and accrued interest shall be converted into common stock of the Company upon the first to occur of the following events and the Company shall provide a written notice to the note holder of the occurrence of any such conversion event (“Conversion Notice”): (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the “Next Financing Closing”) which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (“Change of Control”): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than sixty-five percent (65%) of the voting rights of the Company.

If conversion occurs at the Next Financing Closing, then the note is convertible into the same type, series, and class of securities issued under the Next Financing Closing.  The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before September 18, 2008, 90% if the Next Financing Closing occurs after September 18, 2008 but on or before September 18, 2009, 85% if the Next Financing Closing occurs after September 18, 2009 but on or before March 18, 2010, or 80% if the Next Financing Closing occurs after March 18, 2010.

If the conversion occurs at the Maturity Date or upon a Change of Control, then the conversion price shall be equal to $1,872  per share.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.  The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and  Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of the Maturity Date, the Company has not received new capital investment of a minimum of $500,000 or a Payoff Notice from the note holder.  Pursuant to the terms of the agreement, the principal amount and accrued interest was then convertible into common stock of the Company.  At December 31, 2013, the promissory note has not been repaid or converted.

Note C-4: On August 15, 2008, the Company entered into a secured convertible promissory note agreement for $250,000. The convertible promissory note, which was due on September 1, 2010, bears interest at the rate of 9% per annum. In the event the note is not repaid or converted on or prior to September 1, 2010 or after an event of default, the rate of interest applicable to the unpaid principal amount shall increase to 15% per annum. Pursuant to the agreement, the holder of the note has the right to convert upon written notice to the Company the principal then due under the note on the following terms: (i) automatically into the Company’s next issued series of preferred stock for not less than $1,500,000 at the per share price. Interest will either be paid or converted at the option of the holder; or (ii) in the event that the conversion in (i) does not occur by August 30, 2010, then the holder will have the option of converting the note into the requisite number of units of the Company’s preferred stock. The conversion price will be determined by the Company immediately prior to the time of conversion.

The conversion price will be determined through (i) or (ii) below at the option of the Company:

i).    The per share value of each share of preferred stock will equal to the result of the following formula: (1) six times the average earnings before interest, taxes, depreciation and amortization (“EBITDA”) of the Company for the 2008 and 2009 fiscal years, divided by the product of (1) by the number of preferred stock issued and outstanding.

ii). The fair market value of each share of preferred stock as of August 30, 2010.    The fair market value of the preferred stock shall be determined by a qualified appraiser jointly selected by the Company and the note holder.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.    The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

As of August 30, 2010, the Company had not completed a financing of a minimum of $1,500,000 and the note holder did not contact the Company to determine the fair market value of the preferred stock or demand payment.    At December 31, 2013, the promissory note has not been repaid or converted.  On January 1, 2014 the Company converted $50,000 of the principal balance for 1,700,000 shares of common stock of the Company (See also Note 13).

Note C-5: On August 31, 2011, the Company entered into a convertible promissory note agreement for $20,000. Pursuant to the agreement, the note bears interest at 6% per annum. The principal balance and all accrued interest is due and payable on August 31, 2014 (the “Maturity Date”) provided that the note holder has given notice to the Company on or after February 28, 2014, but prior to the Maturity Date, demanding full payment of the note as of the Maturity Date. The principal amount and accrued interest shall be converted into shares of common stock of the Company upon the first occurrence of any one of the following events: (i) If the Company has not received a Payoff Notice and no event of default has occurred as of the Maturity Date; (ii) the final closing date of a minimum of $500,000 financing (the “Next Financing Closing”) which results in the Company receiving new capital investment in exchange for the issuance by the Company of a capital interest in the Company; and (iii) immediately prior to the occurrence of any of the following (“Change of Control”): when (1) the Company sells, conveys, or otherwise disposes of all or substantially all of its property or business; or (2) when the Company causes to be registered and sold any of its shares of common stock pursuant to and under a registration statement prepared and filed in compliance with the Federal Securities Act of 1933; or (3) when the Company effects any transaction which results in one or more stockholders who were not stockholders of the Company immediately prior to such transaction owning more than eighty percent (80%) of the voting rights of the Company. The Company shall provide a written notice to the note holder of the occurrence of any such conversion event (“Conversion Notice”).

If conversion occurs at the Next Financing Closing, then the note is convertible into the same type, series, and class of securities issued under the Next Financing Closing.    The conversion price shall equal to conversion amount divided by the average price per share received by the Company at the Next Financing Closing, multiplied by 95% if the Next Financing Closing occurs on or before February 29, 2012, 90% if the Next Financing Closing occurs after February 29, 2012 but on or before February 28, 2013, 85% if the Next Financing Closing occurs after February 28, 2013 but on or before August 31, 2013, or 80% if the Next Financing Closing occurs after August 31, 2013.

If the conversion occurs at the Maturity Date or upon a Change of Control, then the conversion price shall be equal to $1,872 per share.

Pursuant to ASC 470-20, “Debt with Conversion and Other Options,” the Company did not allocate any proceeds to the conversion feature at issuance as the value of the conversion feature should not be recognized until the contingency event occurs.    The Company also evaluated the conversion feature under ASC 815-40, “Derivatives and Hedging – Contracts in Entity’s Own Equity,” and determined that the conversion feature did not meet the criteria necessary for derivative treatment.

On July 13, 2013, the Company agreed to convert the principal balance of $20,000 into 468 shares of common stock of the Company.

Note C-6: On November 8, 2013, the Company entered into a convertible promissory note with a face value of $37,375 (the “Principal Amount”), which includes $30,000 advanced by the Holder, $2,500 in expenses incurred by the Holder and original issuer discount of $4,875. The Principal Amount outstanding shall be due and payable on the date that is 18 months from the Issuance Date. In addition, pursuant to the convertible promissory note the Company issued 59,325 common stock purchase warrants. Each warrant is exercisable into one common share at a price of $126 per share ($0.63 per share pre-split) for a period of five years.

At any time after the Issuance Date, this Note shall be convertible (in whole or in part), at the option of the Holder (the“Conversion Option”), into such number of fully paid and non-assessable shares of Common Stock (the “Conversion Rate”) as is determined by dividing that portion of the outstanding principal balance under this Note as of such date that the Holder elects to convert by the Conversion Price.  The term “Conversion Price” shall mean a 40% discount of the lowest reported sale price of the common stock for the 20 trading days immediately prior to (i) the date of the Purchase Agreement, or (ii) the Voluntary Conversion Date. As of December 31, 2013 this note has not been converted or repaid.

During the year ended December 31, 2013, the Company recognized in aggregate of $48,415 (2012-$59,117) in interest expense for the convertible notes.